American Century Investments®
Quarterly Portfolio Holdings
Global Bond Fund
July 31, 2026

Global Bond Fund - Schedule of Investments
JULY 31, 2026 (UNAUDITED)

		Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 32.3%
Aerospace and Defense — 0.0%
Boeing Co., 5.71%, 5/1/40		370,000	365,759
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 6.25%, 5/6/29		2,120,000	2,182,337
Automobile Components — 0.1%
Goodyear Tire & Rubber Co., 8.875%, 7/15/32		1,669,000	1,714,467
Automobiles — 0.2%
Ford Motor Credit Co. LLC, 6.05%, 11/5/31		2,910,000	2,927,597
General Motors Financial Co., Inc., 6.15%, 7/15/35		505,000	516,886
			3,444,483
Banks — 7.1%
Alpha Bank SA, VRN, 4.31%, 7/23/36	EUR	4,500,000	5,153,276
Banco Nacional de Mexico SA, VRN, 6.70%, 8/7/36(1)		3,728,000	3,676,740
Bank of America Corp., VRN, 5.51%, 1/24/36		1,480,000	1,481,153
Bank of America Corp., VRN, 5.49%, 4/23/37		2,495,000	2,431,623
Bank of Montreal, VRN, 5.30%, 6/2/37		2,755,000	2,695,410
Bank of Montreal, VRN, 7.70%, 5/26/84		6,305,000	6,543,468
Bank of Nova Scotia, VRN, 4.90%, 6/5/32		2,090,000	2,063,443
Bank of Nova Scotia, VRN, 8.00%, 1/27/84		6,143,000	6,447,042
Banque Federative du Credit Mutuel SA, VRN, 5.15%, 7/9/32(1)		2,099,000	2,072,252
Barclays PLC, VRN, 8.41%, 11/14/32	GBP	2,100,000	2,935,289
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.40%, 6/3/31(1)		1,259,000	1,252,138
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)		3,445,000	3,354,879
BPCE SA, VRN, 3.65%, 1/14/37(1)		4,150,000	3,722,580
BPCE SA, VRN, 2.125%, 10/13/46	EUR	5,000,000	5,140,353
Canadian Imperial Bank of Commerce, VRN, 7.00%, 10/28/85		5,515,000	5,588,388
Commonwealth Bank of Australia, VRN, 3.79%, 8/26/37	EUR	6,000,000	6,785,899
Credit Mutuel Arkea SA, VRN, 4.25%, 6/9/37	EUR	4,000,000	4,581,281
Eurobank SA, VRN, 4.25%, 4/30/35	EUR	3,500,000	4,009,838
HBOS PLC, 6.00%, 11/1/33(1)		2,770,000	2,811,889
HSBC Holdings PLC, 6.50%, 9/15/37		6,300,000	6,659,752
JPMorgan Chase & Co., VRN, 4.41%, 4/23/30		2,580,000	2,545,677
JPMorgan Chase & Co., VRN, 4.62%, 4/23/32		2,730,000	2,671,441
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35		2,207,000	2,255,490
JPMorgan Chase & Co., VRN, 5.80%, 7/23/41		2,345,000	2,322,180
mBank SA, VRN, 4.78%, 9/25/35	EUR	4,000,000	4,682,758
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31		410,000	404,790
National Australia Bank Ltd., VRN, 3.61%, 1/22/36	EUR	5,000,000	5,662,860
NatWest Group PLC, VRN, 2.11%, 11/28/31	GBP	1,900,000	2,555,946
Novo Banco SA, VRN, 9.875%, 12/1/33	EUR	7,000,000	8,962,945
Pinnacle Bank/Nashville TN, VRN, 5.96%, 1/15/36		3,287,000	3,239,225
PNC Financial Services Group, Inc., VRN, 5.46%, 7/21/37		985,000	975,245
Societe Generale SA, VRN, 4.03%, 1/21/43(1)		1,270,000	935,722
Toronto-Dominion Bank, VRN, 7.25%, 7/31/84		2,530,000	2,608,981
Toronto-Dominion Bank, VRN, 5.91%, 1/31/85	CAD	5,210,000	3,750,598
U.S. Bancorp, VRN, 5.72%, 5/20/41		1,970,000	1,925,505
Webster Financial Corp., VRN, 5.78%, 9/11/35		2,010,000	2,015,070
Wells Fargo & Co., VRN, 6.49%, 10/23/34		2,340,000	2,484,899
Wells Fargo & Co., VRN, 5.43%, 1/23/47		630,000	580,635

Zions Bancorp NA, VRN, 6.82%, 11/19/35		3,601,000	3,735,745
			133,722,405
Beverages — 0.1%
Maple Parent Holdings Corp., 5.70%, 3/26/36(1)		1,735,000	1,725,158
Biotechnology — 0.2%
Amgen, Inc., 5.65%, 3/2/53		285,000	265,101
Genmab AS/Genmab Finance LLC, 6.25%, 12/15/32(1)		1,875,000	1,893,409
Genmab AS/Genmab Finance LLC, 7.25%, 12/15/33(1)		1,015,000	1,047,591
			3,206,101
Broadline Retail — 0.4%
Amazon.com, Inc., 4.80%, 7/9/31		1,910,000	1,892,399
Amazon.com, Inc., 4.55%, 3/13/33		1,380,000	1,333,663
Amazon.com, Inc., 5.10%, 7/9/33		1,710,000	1,694,600
Amazon.com, Inc., 4.875%, 3/13/36		975,000	933,551
Prosus NV, 5.53%, 7/13/33(1)		1,804,000	1,785,507
			7,639,720
Building Products — 0.2%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)		2,857,000	2,602,749
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)		1,001,000	959,674
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)		383,000	384,095
			3,946,518
Capital Markets — 2.7%
Ares Strategic Income Fund, 5.70%, 3/15/28		902,000	902,624
Ares Strategic Income Fund, 5.45%, 9/9/28		3,840,000	3,818,471
Blackstone Private Credit Fund, 3.25%, 3/15/27		4,405,000	4,358,527
Blackstone Secured Lending Fund, 5.35%, 4/13/28		825,000	820,992
Blue Owl Credit Income Corp., 7.75%, 9/16/27		2,720,000	2,774,141
Blue Owl Credit Income Corp., 7.75%, 1/15/29		2,466,000	2,537,955
Citadel Finance LLC, 5.90%, 2/10/30(1)		5,615,000	5,638,452
Goldman Sachs BDC, Inc., 5.10%, 1/28/29		1,826,000	1,780,522
Goldman Sachs Group, Inc., VRN, 5.77%, 9/22/36	GBP	3,500,000	4,698,737
Goldman Sachs Group, Inc., VRN, 5.07%, 1/21/37		1,520,000	1,448,267
Goldman Sachs Group, Inc., VRN, 5.73%, 1/28/56		1,365,000	1,267,643
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28		2,910,000	2,893,285
Golub Capital BDC, Inc., 2.05%, 2/15/27		2,891,000	2,846,557
Golub Capital BDC, Inc., 7.05%, 12/5/28		1,053,000	1,080,145
Golub Capital Private Credit Fund, 5.45%, 8/15/28		2,853,000	2,833,140
HPS Corporate Lending Fund, 5.45%, 1/14/28		1,780,000	1,774,769
HPS Corporate Lending Fund, 4.90%, 9/11/28		1,515,000	1,485,131
Morgan Stanley, VRN, 4.81%, 4/16/32		4,320,000	4,238,302
Morgan Stanley, VRN, 6.63%, 11/1/34		1,110,000	1,182,585
Northern Trust Corp., VRN, 3.375%, 5/8/32		2,155,000	2,128,198
			50,508,443
Chemicals — 0.5%
Celanese U.S. Holdings LLC, 7.00%, 2/15/31		2,790,000	2,862,663
CompoSecure Holdings LLC, 5.625%, 2/1/33(1)		2,690,000	2,587,506
Ecolab, Inc., 5.15%, 6/15/33		2,450,000	2,447,006
Ecolab, Inc., 5.35%, 6/15/36		1,845,000	1,841,881
			9,739,056
Construction Materials — 0.2%
Eagle Materials, Inc., 5.00%, 3/15/36		1,341,000	1,265,920
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)		1,270,000	1,286,508
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)		1,943,000	1,969,729
			4,522,157

Consumer Finance — 0.6%
Avilease Capital Ltd., 4.75%, 11/12/30(1)	4,465,000	4,315,344
Avilease Capital Ltd., 5.50%, 6/30/31(1)	575,000	572,032
Avolon Holdings Funding Ltd., 4.85%, 4/1/33(1)	855,000	816,246
Capital One Financial Corp., VRN, 2.36%, 7/29/32	2,130,000	1,831,903
Capital One Financial Corp., VRN, 5.40%, 1/30/37	1,448,000	1,401,586
Navient Corp., 9.375%, 10/15/31	2,195,000	2,195,450
		11,132,561
Diversified REITs — 0.9%
American Assets Trust LP, 3.375%, 2/1/31	1,085,000	985,153
Boston Properties LP, 5.75%, 1/15/35	2,515,000	2,497,735
Fibra SOMA Trust F/6185, 7.125%, 5/28/36(1)	2,429,000	2,386,492
GLP Capital LP/GLP Financing II, Inc., 5.25%, 2/15/33	1,588,000	1,533,744
GLP Capital LP/GLP Financing II, Inc., 5.625%, 3/1/36	1,220,000	1,170,656
Kilroy Realty LP, 3.05%, 2/15/30	215,000	197,455
Kilroy Realty LP, 5.875%, 10/15/35	2,960,000	2,873,186
Piedmont Operating Partnership LP, 5.625%, 1/15/33	3,360,000	3,303,509
Trust 2401, 7.70%, 1/23/32(1)	2,608,000	2,758,508
		17,706,438
Diversified Telecommunication Services — 0.8%
Beacon Point DC LLC, 6.13%, 11/30/42(1)	2,030,000	1,949,085
Core Scientific Finance I LLC, 7.75%, 5/15/31(1)	4,370,000	4,284,502
HUT 8 DC LLC, 6.19%, 11/15/42(1)	1,380,000	1,342,592
Space Exploration Technologies Corp., 5.65%, 7/15/33(1)	1,840,000	1,763,714
Space Exploration Technologies Corp., 5.875%, 7/15/36(1)	150,000	140,220
Verizon Communications, Inc., VRN, 6.20%, 5/14/56	3,796,000	3,716,737
Verizon Communications, Inc., VRN, 6.05%, 5/14/58	2,526,000	2,485,141
		15,681,991
Electric Utilities — 1.9%
Baltimore Gas & Electric Co., 6.05%, 6/1/56	1,586,000	1,555,596
CFE Fibra E, 5.875%, 9/23/40(1)	1,678,662	1,613,614
Chpe LLC, 5.10%, 6/30/33(1)	589,000	579,654
Comision Federal de Electricidad, 6.05%, 1/28/34(1)	1,506,000	1,454,510
Constellation Energy Generation LLC, 5.30%, 6/1/36	2,089,000	2,030,575
COX Asset Mexico SA de CV, 7.75%, 5/8/36(1)	1,851,000	1,858,404
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	5,335,000	5,236,469
Hydro One, Inc., 4.75%, 5/30/31	3,502,000	3,462,836
NextEra Energy Capital Holdings, Inc., VRN, 6.00%, 10/1/56	1,435,000	1,411,490
NextEra Energy Capital Holdings, Inc., VRN, 5.65%, 5/1/79	2,797,000	2,778,007
NRG Energy, Inc., 6.125%, 5/15/36(1)	2,106,000	2,079,981
Pacific Gas & Electric Co., 6.30%, 8/15/56	2,396,000	2,298,152
Palomino Funding Trust I, 7.23%, 5/17/28(1)	160,000	165,526
Southern Co. Gas Capital Corp., 5.10%, 9/15/35	1,134,000	1,098,485
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	4,851,000	5,013,431
Xcel Energy, Inc., VRN, 5.75%, 12/3/56	2,435,000	2,389,225
		35,025,955
Entertainment — 0.1%
Beignet Investor LLC, 6.58%, 5/30/49(1)	2,265,000	2,197,602
Financial Services — 1.5%
Antares Holdings LP, 6.35%, 10/23/29(1)	2,485,000	2,480,098
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(1)	2,652,000	2,714,996
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/30(1)	1,855,000	1,813,213
Atlas Warehouse Lending Co. LP, 5.25%, 1/15/33(1)	560,000	542,048
Essent Group Ltd., 6.25%, 7/1/29	1,805,000	1,855,930

Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	4,685,000	4,817,947
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(1)	4,015,000	3,873,641
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	1,144,000	1,129,825
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	4,890,000	4,878,166
Rocket Cos., Inc., 6.125%, 8/1/30(1)	1,345,000	1,356,637
Rocket Cos., Inc., 6.375%, 8/1/33(1)	1,680,000	1,692,083
UWM Holdings LLC, 6.625%, 2/1/30(1)	660,000	612,728
UWM Holdings LLC, 6.25%, 3/15/31(1)	1,189,000	1,061,995
		28,829,307
Food Products — 0.3%
Conagra Brands, Inc., 5.40%, 8/1/31	805,000	804,524
Mars, Inc., 5.70%, 5/1/55(1)	478,000	451,410
Minerva Luxembourg SA, 7.50%, 4/22/36(1)	4,870,000	4,643,302
		5,899,236
Gas Utilities — 0.2%
Boston Gas Co., 5.66%, 7/24/36(1)	1,181,000	1,174,414
Grupo Energia Bogota SA ESP, 5.75%, 10/22/35(1)	1,634,000	1,582,673
Promigas SA ESP/Gases del Pacifico SAC, VRN, 7.75%, 6/24/56(1)	1,034,000	1,055,404
		3,812,491
Ground Transportation — 0.1%
Fedex Freight Holding Co., Inc., 5.25%, 3/15/36(1)	2,355,000	2,248,233
Health Care Equipment and Supplies — 0.6%
Abbott Laboratories, 4.65%, 3/15/36	1,673,000	1,590,036
Abbott Laboratories, 5.50%, 3/15/56	1,265,000	1,179,748
Baxter International, Inc., 4.90%, 12/15/30	1,550,000	1,521,413
Baxter International, Inc., 5.65%, 12/15/35	997,000	974,892
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	3,030,000	3,085,095
Medline Borrower LP/Medline Co-Issuer, Inc., 5.00%, 6/15/31(1)	2,105,000	2,077,305
Medline Borrower LP/Medline Co-Issuer, Inc., 5.25%, 6/15/33(1)	1,060,000	1,043,472
		11,471,961
Health Care Providers and Services — 0.9%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	3,950,000	3,879,827
CVS Health Corp., VRN, 7.00%, 3/10/55	3,573,000	3,680,937
HCA, Inc., 5.30%, 5/15/36	4,780,000	4,637,792
Humana, Inc., VRN, 6.625%, 9/15/56	2,004,000	1,972,820
Rede D'or Finance SARL, 4.50%, 1/22/30(1)	3,001,000	2,833,847
UnitedHealth Group, Inc., 5.05%, 4/15/53	285,000	244,472
		17,249,695
Health Care Technology — 0.1%
AthenaHealth Group, Inc., 7.50%, 2/15/32(1)	1,151,000	1,181,467
Hotels, Restaurants and Leisure — 0.5%
Brightstar Lottery PLC, 5.25%, 1/15/29(1)	2,930,000	2,897,796
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	2,498,000	2,375,239
Carnival Corp. Ltd., 4.00%, 8/1/28(1)	390,000	382,204
Carnival Corp. Ltd., 5.125%, 5/1/29(1)	1,916,000	1,902,102
Marriott International, Inc., 5.10%, 5/1/38	790,000	741,116
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	1,598,000	1,611,278
		9,909,735
Household Durables — 0.2%
Whirlpool Corp., 7.50%, 7/1/31(1)	3,945,000	3,930,231
Independent Power and Renewable Electricity Producers — 0.2%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	4,584,190	4,558,747
Insurance — 1.7%
Allianz SE, VRN, 6.35%, 9/6/53(1)	1,200,000	1,238,453

Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)		1,215,000	1,230,110
Asurion LLC/Asurion Co-Issuer, Inc., 8.375%, 2/1/34(1)		2,035,000	1,855,691
Fidelidade - Co. De Seguros SA, VRN, 4.25%, 2/17/46	EUR	5,000,000	5,553,165
Global Atlantic Fin Co., 7.95%, 6/15/33(1)		4,335,000	4,687,551
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)		4,145,000	4,117,604
MetLife, Inc., 6.40%, 12/15/66		5,027,000	5,073,500
MetLife, Inc., 10.75%, 8/1/69		1,685,000	2,129,088
Prudential Financial, Inc., VRN, 5.70%, 9/15/48		5,610,000	5,620,502
			31,505,664
Interactive Media and Services — 0.3%
Alphabet, Inc., 5.65%, 2/15/56		1,565,000	1,446,368
Meta Platforms, Inc., 4.60%, 11/15/32		1,800,000	1,733,149
Meta Platforms, Inc., 5.25%, 5/15/36		1,580,000	1,515,519
Meta Platforms, Inc., 5.50%, 11/15/45		505,000	437,271
Meta Platforms, Inc., 5.625%, 11/15/55		1,450,000	1,213,948
			6,346,255
IT Services — 0.4%
Accenture Capital, Inc., 5.00%, 7/10/31		2,850,000	2,838,484
Accenture Capital, Inc., 5.30%, 7/10/33		1,710,000	1,702,260
CoreWeave, Inc., 9.625%, 7/15/32(1)		3,755,000	3,365,536
International Business Machines Corp., 5.80%, 2/3/56		335,000	301,219
			8,207,499
Machinery — 0.4%
Allison Transmission, Inc., 5.875%, 12/1/33(1)		2,808,000	2,768,427
Flowserve Corp., 5.70%, 5/15/36		4,144,000	4,053,232
Weir Group, Inc., 5.35%, 5/6/30(1)		15,000	15,037
			6,836,696
Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)		4,384,000	4,331,654
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)		1,140,000	1,065,827
Cox Communications, Inc., 5.70%, 6/15/33(1)		1,952,000	1,878,001
Discovery Communications LLC, 3.95%, 3/20/28		3,556,000	3,360,420
Discovery Communications LLC, 4.125%, 5/15/29		4,028,000	3,960,249
Lamar Media Corp., 3.75%, 2/15/28		2,715,000	2,658,990
Nexstar Media, Inc., 6.50%, 9/15/33(1)		2,289,000	2,279,260
Nexstar Media, Inc., 7.25%, 4/15/34(1)		2,708,000	2,716,289
Univision Communications, Inc., 8.875%, 4/15/33(1)		2,232,000	2,162,751
			24,413,441
Metals and Mining — 0.5%
ArcelorMittal SA, 5.375%, 5/19/36		1,839,000	1,790,350
Commercial Metals Co., 5.75%, 11/15/33(1)		2,740,000	2,692,989
Glencore Funding LLC, 5.51%, 4/1/36(1)		1,140,000	1,124,058
Mineral Resources Ltd., 6.00%, 5/1/32(1)		3,220,000	3,163,272
			8,770,669
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)		2,440,000	2,377,836
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)		6,475,000	6,697,442
			9,075,278
Multi-Utilities — 0.3%
CMS Energy Corp., VRN, 4.75%, 6/1/50		3,221,000	3,135,056
Dominion Energy, Inc., 5.35%, 6/15/36		1,775,000	1,727,385
			4,862,441
Oil, Gas and Consumable Fuels — 2.3%
Azule Energy Finance PLC, 8.25%, 1/22/31(1)		667,000	678,986

Cenovus Energy, Inc., 5.40%, 3/20/36	726,000	707,686
Cheniere Energy, Inc., 5.20%, 7/30/36(1)	716,000	692,863
Columbia Pipelines Operating Co. LLC, 5.51%, 5/15/36(1)	1,933,000	1,901,529
Enbridge, Inc., VRN, 7.375%, 3/15/55	2,657,000	2,776,873
Enbridge, Inc., VRN, 6.00%, 1/15/77	4,350,000	4,360,266
Energy Transfer LP, 6.125%, 12/15/45	675,000	648,320
Energy Transfer LP, 5.95%, 5/15/54	1,830,000	1,682,052
Energy Transfer LP, VRN, 8.00%, 5/15/54	2,686,000	2,820,502
Eni SpA, 5.25%, 5/18/36(1)	830,000	801,310
Eni SpA, 6.00%, 5/18/56(1)	632,000	597,149
Enterprise Products Operating LLC, VRN, 5.25%, 8/16/77	4,365,000	4,366,455
Expand Energy Corp., 5.375%, 3/15/30	3,491,000	3,502,128
Matador Resources Co., 6.50%, 4/15/32(1)	1,735,000	1,732,682
NGPL PipeCo LLC, 5.60%, 8/15/36(1)	1,228,000	1,189,316
Occidental Petroleum Corp., 6.20%, 3/15/40	735,000	741,632
Occidental Petroleum Corp., 4.10%, 2/15/47	975,000	715,131
Ovintiv, Inc., 7.10%, 7/15/53	1,510,000	1,617,710
Permian Resources Operating LLC, 5.875%, 7/1/29(1)	830,000	830,759
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(1)	1,360,000	1,356,940
Rio Grande LNG LLC, 5.75%, 6/30/36(1)	2,605,000	2,530,368
Sunoco LP, 7.00%, 5/1/29(1)	2,021,000	2,066,262
Transcanada Trust, VRN, 5.30%, 3/15/77	1,622,000	1,617,739
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	2,676,000	2,802,363
		42,737,021
Passenger Airlines — 0.6%
American Airlines, Inc., 7.25%, 2/15/28(1)	2,252,000	2,272,282
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(1)	2,574,000	2,537,253
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(1)	1,759,000	1,707,455
Avianca Midco 2 PLC, 9.625%, 2/14/30(1)	1,448,000	1,400,013
United Airlines Holdings, Inc., 5.375%, 3/1/31	3,290,000	3,251,007
United Airlines, Inc., 4.625%, 4/15/29(1)	530,000	521,205
		11,689,215
Personal Care Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 1/15/31(1)	1,895,000	1,860,867
Pharmaceuticals — 0.2%
Merck & Co., Inc., 5.20%, 5/22/36	1,850,000	1,837,272
Merck & Co., Inc., 5.70%, 9/15/55	410,000	391,292
Merck & Co., Inc., 5.85%, 5/22/56	1,281,000	1,250,312
		3,478,876
Professional Services — 0.1%
Equifax, Inc., 5.65%, 8/15/33	1,110,000	1,114,071
Real Estate Management and Development — 0.4%
CBRE Services, Inc., 4.90%, 1/15/33	2,605,000	2,534,919
CBRE Services, Inc., 5.25%, 6/1/36	1,760,000	1,700,219
Essential Properties LP, 5.375%, 7/15/36	2,595,000	2,515,327
		6,750,465
Semiconductors and Semiconductor Equipment — 1.0%
Foundry JV Holdco LLC, 6.25%, 1/25/35(1)	1,575,000	1,620,388
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	1,141,000	1,167,601
Foundry JV Holdco LLC, 6.30%, 1/25/39(1)	1,010,000	1,036,146
Intel Corp., 5.30%, 5/15/36	2,290,000	2,212,195
Intel Corp., 6.125%, 5/15/56	1,430,000	1,342,951
Kioxia Holdings Corp., 6.25%, 7/24/30(1)	2,559,000	2,617,532
Kioxia Holdings Corp., 6.625%, 7/24/33(1)	492,000	508,636

Marvell Technology, Inc., 5.30%, 4/15/36		3,124,000	3,012,979
NVIDIA Corp., 4.75%, 6/15/33		2,865,000	2,778,805
NVIDIA Corp., 5.55%, 6/15/46		2,205,000	2,036,296
			18,333,529
Software — 0.5%
Oracle Corp., 4.80%, 9/26/32		5,430,000	4,999,545
Oracle Corp., 5.35%, 5/4/33		2,115,000	1,988,603
ServiceNow, Inc., 5.05%, 5/15/33		1,095,000	1,080,143
ServiceNow, Inc., 5.40%, 5/15/36		800,000	781,695
ServiceNow, Inc., 6.30%, 5/15/56		861,000	831,719
			9,681,705
Specialized REITs — 0.1%
Iron Mountain, Inc., 6.25%, 1/15/35(1)		2,035,000	2,011,931
Specialty Retail — 0.1%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)		301,000	308,668
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)		1,782,000	1,840,699
			2,149,367
Technology Hardware, Storage and Peripherals — 0.2%
Dell International LLC/EMC Corp., 4.75%, 7/15/31		485,000	477,006
Dell International LLC/EMC Corp., 5.30%, 4/1/32		657,000	659,231
Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/30		2,930,000	2,979,201
			4,115,438
Textiles, Apparel and Luxury Goods — 0.2%
Gildan Activewear, Inc., 4.70%, 10/7/30(1)		1,015,000	992,250
Gildan Activewear, Inc., 5.40%, 10/7/35(1)		2,445,000	2,348,723
			3,340,973
Trading Companies and Distributors — 0.3%
Herc Holdings, Inc., 7.25%, 6/15/33(1)		1,658,000	1,712,177
QXO Building Products, Inc., 6.875%, 7/15/34(1)		2,560,000	2,565,770
Sunbelt Rentals Holdings, Inc., 5.65%, 8/12/36(1)		2,105,000	2,071,741
			6,349,688
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd./Difl U.S. LLC, 8.625%, 8/1/32(1)		1,799,000	1,858,937
TOTAL CORPORATE BONDS (Cost $616,549,623)			609,042,280
SOVEREIGN GOVERNMENTS AND AGENCIES — 16.7%
Australia — 1.1%
Australia Government Bonds, 1.75%, 6/21/51	AUD	4,300,000	1,503,226
Queensland Treasury Corp., 4.50%, 8/22/35(1)	AUD	18,850,000	12,347,540
Treasury Corp. of Victoria, 4.25%, 12/20/32	AUD	3,600,000	2,415,703
Treasury Corp. of Victoria, 2.25%, 9/15/33	AUD	6,900,000	3,999,556
			20,266,025
Belgium — 0.3%
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(1)	EUR	3,716,000	4,367,705
Kingdom of Belgium Government Bonds, 1.60%, 6/22/47(1)	EUR	3,086,000	2,226,843
			6,594,548
China — 5.7%
China Government Bonds, 2.64%, 1/15/28	CNY	48,000,000	7,273,109
China Government Bonds, 2.54%, 12/25/30	CNY	277,000,000	43,107,035
China Government Bonds, 2.67%, 11/25/33	CNY	88,000,000	14,088,687
China Government Bonds, 2.67%, 11/25/33	CNY	50,000,000	8,004,936
China Government Bonds, 3.81%, 9/14/50	CNY	57,000,000	11,060,116
China Government Bonds, 2.19%, 9/25/54	CNY	118,000,000	17,544,183
China Government Bonds, 2.19%, 9/25/54	CNY	48,000,000	7,136,617
			108,214,683

Colombia — 0.2%
Colombia TES, 7.00%, 6/30/32	COP	11,500,000,000	2,872,633
Indonesia — 0.5%
Indonesia Treasury Bonds, 5.875%, 3/15/31	IDR	182,000,000,000	9,554,085
Italy — 0.5%
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,519,000	9,029,485
Italy Buoni Poliennali Del Tesoro, 1.70%, 9/1/51(1)	EUR	500,000	328,461
			9,357,946
Japan — 2.8%
Japan Government Thirty Year Bonds, 2.40%, 3/20/37	JPY	231,950,000	1,393,034
Japan Government Thirty Year Bonds, 2.00%, 9/20/41	JPY	1,234,500,000	6,489,068
Japan Government Thirty Year Bonds, 0.70%, 6/20/51	JPY	716,000,000	2,184,091
Japan Government Thirty Year Bonds, 1.00%, 3/20/52	JPY	297,300,000	973,940
Japan Government Thirty Year Bonds, 1.30%, 6/20/52	JPY	380,000,000	1,351,657
Japan Government Thirty Year Bonds, 1.60%, 12/20/52	JPY	300,000,000	1,148,402
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	603,500,000	2,044,268
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	1,000,000,000	3,992,175
Japan Government Thirty Year Bonds, 1.80%, 3/20/54	JPY	1,120,000,000	4,442,515
Japan Government Twenty Year Bonds, 0.60%, 9/20/37	JPY	1,222,000,000	5,973,249
Japan Government Twenty Year Bonds, 0.50%, 6/20/38	JPY	931,000,000	4,372,549
Japan Government Twenty Year Bonds, 0.70%, 9/20/38	JPY	906,000,000	4,328,619
Japan Government Twenty Year Bonds, 0.30%, 12/20/39	JPY	1,078,800,000	4,636,118
Japan Government Twenty Year Bonds, 0.50%, 12/20/41	JPY	831,000,000	3,412,582
Japan Government Twenty Year Bonds, 1.10%, 9/20/42	JPY	835,000,000	3,724,608
Japan Government Twenty Year Bonds, 1.10%, 6/20/43	JPY	500,000,000	2,180,070
			52,646,945
Malaysia — 0.4%
Malaysia Government Bonds, 4.70%, 10/15/42	MYR	31,900,000	8,489,066
Mexico — 0.8%
Mexico Bonos, 7.75%, 5/29/31	MXN	158,230,000	8,880,262
Mexico Government International Bonds, 6.25%, 8/27/37		5,800,000	5,653,568
			14,533,830
New Zealand — 0.2%
New Zealand Government Bonds, 4.25%, 5/15/36	NZD	5,080,000	2,892,703
Norway — 0.0%
Norway Government Bonds, 1.75%, 2/17/27(1)	NOK	2,800,000	291,132
Poland — 0.2%
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	16,300,000	3,618,700
Spain — 0.9%
Spain Government Bonds, 3.15%, 4/30/33(1)	EUR	7,000,000	8,005,763
Spain Government Bonds, 1.85%, 7/30/35(1)	EUR	2,200,000	2,219,863
Spain Government Bonds, 2.70%, 10/31/48(1)	EUR	7,100,000	6,472,663
			16,698,289
United Kingdom — 3.1%
U.K. Gilts, 4.125%, 3/7/33	GBP	23,000,000	29,886,420
U.K. Gilts, 4.75%, 10/22/35	GBP	19,000,000	25,074,657
U.K. Gilts, 4.25%, 12/7/49	GBP	3,720,000	4,070,653
			59,031,730
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $350,563,724)			315,062,315
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.0%
Private Sponsor Collateralized Mortgage Obligations — 10.7%
Aspire Mortgage Trust, Series 2026-2, Class A2, 5.63%, 4/26/66(1)		3,554,328	3,534,239
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 12/25/65(1)		10,308,291	10,129,373
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(1)		2,992,753	2,992,901

Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(1)	2,079,590	2,077,279
Chase Home Lending Mortgage Trust, Series 2025-10, Class A4A, VRN, 5.50%, 7/25/56(1)	7,478,054	7,445,419
Citigroup Mortgage Loan Trust, Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	3,252,777	3,252,333
COLT Mortgage Loan Trust, Series 2025-7, Class A3, 5.83%, 6/25/70(1)	2,267,716	2,263,670
GCAT Trust, Series 2025-NQM7, Class A2, 5.29%, 11/25/70(1)	4,300,726	4,262,669
GS Mortgage-Backed Securities Trust, Series 2024-PJ7, Class A7, SEQ, VRN, 5.50%, 11/25/54(1)	1,518,172	1,515,367
GS Mortgage-Backed Securities Trust, Series 2025-NQM2, Class A3, SEQ, 5.90%, 6/25/65(1)	6,424,581	6,419,756
GS Mortgage-Backed Securities Trust, Series 2026-PJ8, Class A27, VRN, 5.22%, (30-day average SOFR plus 1.60%), 11/25/56(1)	8,547,564	8,522,457
HOMES Trust, Series 2025-AFC3, Class A1, VRN, 4.93%, 8/25/60(1)	4,879,987	4,829,974
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(1)	7,193,540	7,181,586
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(1)	2,043,288	2,041,149
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	3,315,325	3,310,881
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	1,402,858	1,400,935
JP Morgan Mortgage Trust, Series 2024-CCM1, Class A4A, SEQ, VRN, 5.50%, 4/25/55(1)	2,998,918	2,993,043
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A1, VRN, 4.89%, 4/25/66(1)	8,764,331	8,634,743
JP Morgan Mortgage Trust, Series 2026-NQM2, Class A2, 5.61%, 9/25/66(1)	6,649,260	6,618,985
JP Morgan Mortgage Trust, Series 2026-NQM4, Class M1, VRN, 6.44%, 12/1/66(1)	7,250,000	7,249,838
MFA Trust, Series 2025-NQM3, Class A3, 5.72%, 8/25/70(1)	7,734,490	7,696,149
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, VRN, 6.00%, 7/25/54(1)	1,252,672	1,250,971
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM4, Class A1, VRN, 5.08%, 3/25/71(1)	4,761,304	4,710,448
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM5, Class A2, 5.74%, 4/27/71(1)	2,923,605	2,918,830
New Residential Mortgage Loan Trust, Series 2025-NQM6, Class A2, 5.24%, 10/25/65(1)	5,787,606	5,727,852
OBX Trust, Series 2024-J1, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	1,507,059	1,504,787
OBX Trust, Series 2025-J1, Class A5, SEQ, VRN, 5.50%, 5/25/55(1)	4,635,075	4,617,539
OBX Trust, Series 2026-AHC1, Class AF, VRN, 5.37%, (30-day average SOFR plus 1.75%), 4/25/56(1)	5,200,227	5,217,886
OBX Trust, Series 2026-NQM6, Class A1B, 5.06%, 4/26/66(1)	8,648,591	8,577,371
OBX Trust, Series 2026-R2, Class A1A, 5.36%, 3/25/63(1)	4,202,182	4,178,007
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(1)	8,172,452	8,141,315
PRKCM Trust, Series 2026-AFC3, Class A1, VRN, 5.38%, 5/1/61(1)	10,278,357	10,226,436
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(1)	4,453,968	4,441,347
Rate Mortgage Trust, Series 2026-J2, Class A27, VRN, 5.27%, (30-day average SOFR plus 1.65%), 7/25/56(1)	7,493,324	7,490,937
Santander Mortgage Asset Receivable Trust, Series 2026-NQM5, Class A1B, 5.46%, 6/25/66(1)	4,933,621	4,901,424
Sequoia Mortgage Trust, Series 2026-5, Class A4, SEQ, VRN, 5.50%, 5/25/56(1)	7,721,569	7,696,599
Sequoia Mortgage Trust, Series 2026-5, Class A5, SEQ, VRN, 5.00%, 5/25/56(1)	5,004,720	4,929,431
Sequoia Mortgage Trust, Series 2026-INV3, Class A26F, VRN, 5.22%, (30-day average SOFR plus 1.60%), 5/25/56(1)	7,078,085	7,056,450
SG Residential Mortgage Trust, Series 2026-3, Class A1, VRN, 5.19%, 4/25/66(1)	4,264,052	4,229,064
		202,189,440
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FNMA, Series 2022-R09, Class 2M1, VRN, 6.12%, (30-day average SOFR plus 2.50%), 9/25/42(1)	695,212	700,479
FNMA, Series 2023-R05, Class 1M1, VRN, 5.52%, (30-day average SOFR plus 1.90%), 6/25/43(1)	2,709,990	2,724,058
FNMA, Series 2024-R01, Class 1M1, VRN, 4.67%, (30-day average SOFR plus 1.05%), 1/25/44(1)	1,301,480	1,300,911
		4,725,448
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $208,136,278)		206,914,888
ASSET-BACKED SECURITIES — 10.9%
Adams Outdoor Advertising LP, Series 2026-1, Class A2, SEQ, 5.95%, 7/20/56(1)	6,372,000	6,393,446
Aqua Finance Issuer Trust, Series 2025-B, Class D, 6.16%, 5/17/51(1)	3,865,073	3,890,754
Aqua Finance Issuer Trust, Series 2026-A, Class B, 5.10%, 4/17/51(1)	5,560,000	5,526,501
Capital Automotive REIT, Series 2024-2A, Class A2, SEQ, 5.25%, 5/15/54(1)	6,723,177	6,652,460
COOPR Residential Mortgage Trust, Series 2025-CES2, Class A1B, 5.60%, 6/25/60(1)	2,996,644	2,992,225
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)	3,898,293	3,752,113
Elara HGV Timeshare Issuer LLC, Series 2025-A, Class A, SEQ, 4.54%, 1/25/40(1)	4,985,419	4,929,654
Flexential Issuer LLC, Series 2025-1A, Class A2, SEQ, 6.03%, 10/25/60(1)	2,908,413	2,883,674

JP Morgan Mortgage Trust, Series 2026-CES1, Class A1A, 4.91%, 6/25/56(1)	10,731,956	10,617,109
Kapitus Asset Securitization VI LLC, Series 2026-1A, Class A, SEQ, 5.36%, 5/10/33(1)	3,775,000	3,749,112
LMDV Issuer Co. LLC, Series 2026-1A, Class A2, SEQ, 5.38%, 7/17/56(1)	6,003,000	5,966,452
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)	4,672,075	4,696,884
MC Ltd., Series 2021-1, Class A, SEQ, 2.63%, 11/5/35(1)	5,914,986	5,573,499
Mission Lane Credit Card Master Trust, Series 2026-A, Class A, SEQ, 4.95%, 7/15/32(1)	6,000,000	5,953,505
MP LLC, Series 2025-1A, Class A, SEQ, 5.55%, 11/15/65(1)	8,470,312	8,199,436
Mulligan Asset Securitization III LLC, Series 2026-1A, Class A, SEQ, 5.86%, 5/15/33(1)	6,646,000	6,624,050
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	12,500,000	7,445,312
Pagaya AI Debt Grantor Trust, Series 2025-3, Class B, 6.06%, 12/15/32(1)	3,876,214	3,888,353
Pagaya AI Debt Grantor Trust, Series 2025-6, Class B, 4.88%, 4/15/33(1)	5,118,261	5,090,822
Pagaya AI Debt Grantor Trust, Series 2025-7, Class B, 5.06%, 5/15/33(1)	2,975,469	2,962,238
Pagaya AI Debt Grantor Trust, Series 2025-8, Class B, 5.41%, 7/15/33(1)	4,289,523	4,263,739
Pagaya AI Debt Grantor Trust, Series 2026-1, Class B, 5.37%, 9/15/33(1)	4,736,911	4,711,785
Pagaya AI Debt Grantor Trust, Series 2026-2, Class B, 6.03%, 11/15/33(1)	5,719,632	5,703,961
Pagaya AI Debt Selection Trust, Series 2026-5, Class B, 6.39%, 3/15/34(1)	5,520,000	5,526,708
RCKT Mortgage Trust, Series 2026-CES2, Class A1A, 4.76%, 2/25/56(1)	9,116,334	8,977,285
RCKT Trust, Series 2025-2A, Class C, 4.95%, 11/27/34(1)	4,211,000	4,193,741
Reach ABS Trust, Series 2026-2A, Class A, SEQ, 4.34%, 2/15/35(1)	4,302,375	4,299,435
Research-Driven Pagaya Motor Asset Trust, Series 2025-3A, Class A2, SEQ, 5.15%, 2/27/34(1)	3,621,000	3,631,957
Research-Driven Pagaya Motor Asset Trust, Series 2025-3A, Class B, 5.36%, 2/27/34(1)	4,862,000	4,858,698
Research-Driven Pagaya Motor Asset Trust, Series 2026-4A, Class A4, SEQ, 5.80%, 5/25/35(1)	2,970,000	2,974,616
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1A, SEQ, 4.88%, 1/25/56(1)	9,834,143	9,696,359
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	2,848,893	2,888,410
Spur Rail I LLC, Series 2026-1A, Class A, SEQ, 5.45%, 4/17/56(1)	5,173,529	5,104,943
Store Master Funding LLC, Series 2026-1A, Class A1, SEQ, 5.22%, 6/20/56(1)	5,318,564	5,213,232
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(1)	2,063,439	2,043,969
Towd Point Mortgage Trust, Series 2026-CES3, Class A1, SEQ, 5.30%, 6/20/66(1)	6,443,957	6,427,135
Trackside Rail LLC, Series 2026-2A, Class A, SEQ, 5.69%, 8/21/56(1)(2)	4,000,000	3,999,311
Trinity Rail Leasing LLC, Series 2025-1A, Class A, SEQ, 5.09%, 10/19/55(1)	6,115,977	6,023,192
Trinity Rail Leasing LLC, Series 2026-1A, Class A, SEQ, 5.35%, 4/19/56(1)	4,965,634	4,915,683
Vertical Bridge CC LLC, Series 2025-1A, Class A, SEQ, 5.16%, 8/16/55(1)	2,235,281	2,210,574
TOTAL ASSET-BACKED SECURITIES (Cost $209,252,117)		205,452,332
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 9.0%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 9.0%
FHLMC, 3.50%, 2/1/49	2,567,481	2,295,453
FHLMC, 3.50%, 5/1/50	4,036,978	3,616,991
FHLMC, 2.50%, 10/1/50	5,222,671	4,281,640
FHLMC, 2.50%, 5/1/51	141,926	117,087
FHLMC, 3.50%, 5/1/51	5,195,127	4,653,886
FHLMC, 2.00%, 8/1/51	7,831,894	6,165,572
FHLMC, 3.00%, 12/1/51	5,307,131	4,556,721
FHLMC, 3.50%, 5/1/52	804,314	714,473
FHLMC, 3.50%, 5/1/52	277,360	249,021
FHLMC, 4.00%, 5/1/52	277,855	254,440
FHLMC, 5.00%, 8/1/52	5,060,594	4,945,065
FNMA, 3.50%, 10/1/40	623,023	580,027
FNMA, 4.00%, 2/1/46	80,279	75,127
FNMA, 2.50%, 6/1/50	6,053,065	5,004,334
FNMA, 4.00%, 3/1/51	8,240,176	7,642,490
FNMA, 4.00%, 3/1/51	6,462,717	5,985,289
FNMA, 2.50%, 12/1/51	4,849,841	4,024,708
FNMA, 2.50%, 2/1/52	1,975,619	1,635,817
FNMA, 3.00%, 2/1/52	4,845,814	4,189,287

FNMA, 3.00%, 4/1/52	5,413,065	4,719,724
FNMA, 3.00%, 5/1/52	219,434	189,905
FNMA, 4.00%, 5/1/52	3,539,341	3,235,258
FNMA, 3.00%, 6/1/52	4,397,304	3,790,124
FNMA, 5.00%, 1/1/53	10,033,393	9,777,857
FNMA, 5.50%, 3/1/53	10,243,600	10,239,786
FNMA, 4.50%, 6/1/53	10,248,922	9,762,524
FNMA, 4.50%, 8/1/53	3,133,034	2,966,654
FNMA, 5.50%, 3/1/54	6,607,359	6,575,331
FNMA, 4.50%, 4/1/54	4,639,247	4,385,114
FNMA, 5.50%, 12/1/55	15,632,531	15,492,146
GNMA, 6.00%, 7/15/33	1,081	1,097
GNMA, 4.50%, 10/15/39	1,620	1,570
GNMA, 4.50%, 1/15/40	2,361	2,293
GNMA, 4.00%, 12/15/40	2,563	2,367
GNMA, 4.50%, 12/15/40	7,396	7,134
GNMA, 3.50%, 6/20/42	1,398,193	1,281,746
GNMA, 3.00%, 5/20/50	968,364	841,899
GNMA, 3.50%, 6/20/51	2,157,885	1,925,890
GNMA, 3.00%, 7/20/51	5,895,994	5,125,801
GNMA, 4.00%, 9/20/52	6,430,275	5,907,934
GNMA, 5.00%, 12/20/54	4,015,606	3,905,843
UMBS, 5.00%, TBA	11,037,000	10,652,916
UMBS, 5.50%, TBA	7,335,000	7,259,900
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $174,693,319)		169,038,241
CONVERTIBLE PREFERRED SECURITIES — 7.9%
Banks — 6.5%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	2,000,000	1,999,053
Banco Bilbao Vizcaya Argentaria SA, 9.375%	1,029,000	1,115,768
Banco Davivienda SA, 6.65%(1)	1,800,000	1,679,084
Banco de Credito e Inversiones SA, 8.75%(1)	2,595,000	2,736,843
Banco Mercantil del Norte SA, 5.875%(1)	2,012,000	2,004,249
Banco Mercantil del Norte SA, 7.50%(1)	752,000	746,563
Banco Mercantil del Norte SA, 7.625%(1)	960,000	961,807
Banco Mercantil del Norte SA, 8.00%(1)	1,292,000	1,291,677
Banco Santander SA, 7.00%	5,400,000	6,638,101
BNP Paribas SA, 8.50%(1)	8,558,000	8,995,656
CaixaBank SA, 3.625%	6,000,000	6,767,681
Commerzbank AG, 4.25%	7,000,000	8,066,794
Commerzbank AG, 7.50%	3,400,000	3,534,962
Cooperatieve Rabobank UA, 4.875%	6,600,000	7,689,901
Credit Agricole SA, 4.75%(1)	3,063,000	2,980,181
Credit Agricole SA, 6.50%	1,400,000	1,691,990
Credit Agricole SA, 7.25%	4,900,000	5,973,543
HSBC Holdings PLC, 6.50%	3,720,000	3,757,847
HSBC Holdings PLC, 6.875%	4,223,000	4,295,962
ING Groep NV, 4.875%	10,032,000	9,696,202
ING Groep NV, 7.50%	4,650,000	4,779,835
KBC Group NV, 6.00%	4,000,000	4,774,017
Lloyds Banking Group PLC, 7.875%	5,000,000	7,026,330
Lloyds Banking Group PLC, 8.00%	4,682,000	4,942,558
NatWest Group PLC, 5.125%	1,585,000	2,129,200
Societe Generale SA, 10.00%(1)	6,900,000	7,503,329

Swedbank AB, 7.75%	7,600,000	7,972,780
		121,751,913
Capital Markets — 0.7%
Deutsche Bank AG, 4.625%	4,600,000	5,287,541
UBS Group AG, 9.25%(1)	6,875,000	7,366,274
		12,653,815
Financial Services — 0.5%
Nationwide Building Society, 7.50%	6,600,000	9,173,173
Insurance — 0.2%
AXA SA, 5.75%	4,142,000	4,919,452
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $148,242,730)		148,498,353
PREFERRED SECURITIES — 3.3%
Banks — 1.3%
Citigroup, Inc., 7.625%	7,318,000	7,599,721
Citizens Financial Group, Inc., 4.00%	4,770,000	4,778,692
KeyCorp, 5.00%	3,700,000	3,690,316
M&T Bank Corp., 5.125%	4,276,000	4,283,993
Truist Financial Corp., 6.67%	4,545,000	4,549,095
		24,901,817
Capital Markets — 0.3%
Bank of New York Mellon Corp., 6.15%	1,725,000	1,711,020
Goldman Sachs Group, Inc., 6.50%	3,225,000	3,202,379
		4,913,399
Consumer Finance — 0.9%
Ally Financial, Inc., 4.70%	4,815,000	4,655,491
Capital One Financial Corp., 3.95%	5,015,000	5,014,004
Capital One Financial Corp., 5.50%	2,310,000	2,299,057
Sumisho Air Lease Corp., 8.26%	3,930,000	3,958,477
Synchrony Financial, 7.25%	1,790,000	1,761,346
		17,688,375
Multi-Utilities — 0.3%
Dominion Energy, Inc., 4.35%	5,628,000	5,602,515
Oil, Gas and Consumable Fuels — 0.5%
Energy Transfer LP, 6.625%	6,402,000	6,427,915
Energy Transfer LP, 7.125%	1,970,000	2,023,354
		8,451,269
TOTAL PREFERRED SECURITIES (Cost $61,487,228)		61,557,375
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)	3,359,000	2,228,581
BBCMS Mortgage Trust, Series 2024-5C27, Class AS, SEQ, VRN, 6.41%, 7/15/57	10,991,000	11,292,967
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	5,544,000	4,179,246
GS Mortgage Securities Trust, Series 2019-GC42, Class D, 2.80%, 9/10/52(1)	5,175,784	3,818,878
GS Mortgage Securities Trust, Series 2019-GSA1, Class E, 2.80%, 11/10/52(1)	5,990,000	4,420,653
ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, SEQ, VRN, 5.57%, 7/15/39(1)	11,242,000	11,280,580
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 5.94%, 3/15/40(1)	4,250,000	4,259,074
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)	2,067,000	1,799,042
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	2,458,000	1,788,303
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $43,571,504)		45,067,324
BANK LOAN OBLIGATIONS(3) — 1.2%
Aerospace and Defense — 0.2%
TransDigm, Inc., 2025 Term Loan K, 5.98%, (1-month SOFR plus 2.25%), 3/22/30	4,709,138	4,715,189
Automobile Components — 0.3%
Clarios Global LP, 2024 USD Term Loan B, 5/6/30(4)	5,520,000	5,539,320

Media — 0.4%
Charter Communications Operating LLC, 2023 Term Loan B4, 5.73%, (3-month SOFR plus 2.00%), 12/7/30	448,849	434,542
Discovery Global Holdings, Inc., 2026 USD Term Loan B, 6.23%, (1-month SOFR plus 2.50%), 6/3/33	7,360,673	7,375,247
		7,809,789
Pharmaceuticals — 0.3%
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, 5/5/28(4)	5,100,000	5,119,610
TOTAL BANK LOAN OBLIGATIONS (Cost $23,186,925)		23,183,908
U.S. TREASURY SECURITIES — 1.1%
U.S. Treasury Notes, 1.625%, 10/31/26(5) (Cost $20,779,856)	20,895,000	20,781,981
MUNICIPAL SECURITIES — 0.6%
California Public Finance Authority Rev., (Children's Hospital Los Angeles Obligated Group), 5.40%, 11/15/36 (AG)	1,080,000	1,057,080
California State University Rev., 2.98%, 11/1/51	825,000	529,745
Commonwealth of Massachusetts GO, 2.66%, 9/1/39	241,439	198,678
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 3.61%, 8/15/40 (AG)	725,000	574,799
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	1,385,000	1,206,039
Los Angeles Community College District GO, 6.75%, 8/1/49	800,000	842,758
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	240,000	249,943
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	1,600,000	1,174,615
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	275,000	277,723
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	270,000	301,509
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	830,000	581,458
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	450,000	401,437
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	450,000	271,746
State of California GO, 7.60%, 11/1/40	20,000	23,256
Sumter Landing Community Development District Rev., 5.57%, 10/1/40 (AG)	470,000	475,377
Sumter Landing Community Development District Rev., 5.74%, 10/1/45 (AG)	710,000	709,859
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	230,000	228,585
United Nations Development Corp. Rev., (City of New York), Series A, 6.54%, 8/1/55	455,000	468,894
University of California Rev., 3.07%, 5/15/51	670,000	438,263
University of California College of the Law San Francisco Rev., 5.99%, 8/1/50 (BAM)	435,000	427,847
University of California College of the Law San Francisco Rev., 6.09%, 8/1/55 (BAM)	495,000	489,330
TOTAL MUNICIPAL SECURITIES (Cost $13,023,585)		10,928,941
SHORT-TERM INVESTMENTS — 4.9%
Commercial Paper(6) — 4.9%
Fastnet Funding Co. LLC, 3.77%, 8/3/26(1)	43,000,000	42,986,726
Portsea Funding LLC, 3.76%, 8/3/26(1)	49,300,000	49,284,781
		92,271,507
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	806,485	806,485
TOTAL SHORT-TERM INVESTMENTS (Cost $93,106,485)		93,077,992
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $1,962,593,374)		1,908,605,930
OTHER ASSETS AND LIABILITIES — (1.3)%		(24,512,214)
TOTAL NET ASSETS — 100.0%		$1,884,093,716

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	20,408,865	AUD	29,009,961	Morgan Stanley & Co. LLC	9/16/26	$11,364
CAD	99,974,307	USD	71,761,224	Citibank NA	9/16/26	(312,287)
USD	71,641,757	CAD	99,752,292	Citibank NA	9/16/26	351,489

USD	3,770,837	CAD	5,275,894	Morgan Stanley & Co. LLC	9/16/26	298
USD	107,766,903	CNY	728,719,800	JPMorgan Chase Bank NA	9/16/26	19,590
USD	1,572,955	CNY	10,669,357	JPMorgan Chase Bank NA	9/16/26	(4,598)
USD	2,683,514	COP	9,555,992,701	Bank of America NA	9/16/26	(315,451)
EUR	2,116,621	USD	2,463,442	JPMorgan Chase Bank NA	9/16/26	(18,508)
EUR	3,448,826	USD	3,928,631	JPMorgan Chase Bank NA	9/16/26	55,149
EUR	3,051,176	USD	3,548,930	Morgan Stanley & Co. LLC	9/16/26	(24,482)
EUR	6,144,416	USD	7,041,180	Morgan Stanley & Co. LLC	9/16/26	56,307
EUR	1,863,119	USD	2,136,120	Morgan Stanley & Co. LLC	9/16/26	15,990
EUR	6,063,707	USD	6,935,480	Morgan Stanley & Co. LLC	9/16/26	68,779
USD	3,249,407	EUR	2,842,274	Goldman Sachs & Co. LLC	9/16/26	(33,737)
USD	4,898,257	EUR	4,296,872	Goldman Sachs & Co. LLC	9/16/26	(65,111)
USD	2,362,451	EUR	2,067,837	JPMorgan Chase Bank NA	9/16/26	(26,132)
USD	4,980,877	EUR	4,280,794	Morgan Stanley & Co. LLC	9/16/26	36,082
USD	6,778,040	EUR	5,915,776	Morgan Stanley & Co. LLC	9/16/26	(55,342)
USD	4,775,831	EUR	4,187,887	Morgan Stanley & Co. LLC	9/16/26	(61,646)
USD	1,683,444	EUR	1,475,897	Morgan Stanley & Co. LLC	9/16/26	(21,381)
USD	137,321,330	EUR	118,818,549	UBS AG	9/16/26	72,636
USD	1,020,104	EUR	891,890	UBS AG	9/16/26	(10,128)
GBP	3,388,568	USD	4,538,046	Morgan Stanley & Co. LLC	9/16/26	28,794
USD	88,657,265	GBP	66,099,038	Citibank NA	9/16/26	(425,722)
USD	4,753,990	GBP	3,550,274	JPMorgan Chase Bank NA	9/16/26	(30,785)
USD	9,955,752	IDR	180,176,210,141	Bank of America NA	9/16/26	2,604
USD	3,806,233	JPY	612,787,359	JPMorgan Chase Bank NA	9/16/26	(58,209)
USD	52,727,222	JPY	8,386,793,583	Morgan Stanley & Co. LLC	9/16/26	(162,700)
USD	8,599,107	MXN	150,738,399	Morgan Stanley & Co. LLC	9/17/26	(72,190)
USD	8,827,473	MYR	35,879,262	Morgan Stanley & Co. LLC	9/17/26	36,212
NZD	7,918,300	USD	4,629,496	JPMorgan Chase Bank NA	9/16/26	40,818
NZD	7,892,745	USD	4,490,847	JPMorgan Chase Bank NA	9/16/26	164,394
USD	12,062,688	NZD	20,625,727	Morgan Stanley & Co. LLC	9/16/26	(102,627)
USD	3,572,150	PLN	13,221,678	Citibank NA	9/16/26	33,044
						$(807,486)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Canadian 10-Year Government Bonds	586	September 2026	$49,652,302	$(605,650)
Euro-BTP Italian Government 10-Year Bonds	195	September 2026	26,133,719	(361,010)
Euro-Bund 10-Year Bonds	757	September 2026	108,558,125	(1,236,658)
Euro-OAT 10-Year Bonds	398	September 2026	53,757,239	(831,372)
Japanese 10-Year Mini Government Bonds	159	September 2026	12,697,615	(33,478)
Korean Treasury 10-Year Bonds	280	September 2026	20,782,493	97,825
U.K. Gilt 10-Year Bonds	140	September 2026	16,319,374	(349,985)
Euro-Bobl 5-Year Bonds	502	September 2026	65,899,837	(634,726)
Euro-Bulx 30-Year Bonds	8	September 2026	976,211	(50,383)
Euro-Schatz 2-Year Bonds	325	September 2026	39,521,760	(116,965)
Japanese 10-Year Government Bonds	42	September 2026	33,543,509	(84,737)
U.S. Treasury 10-Year Ultra Notes	220	September 2026	24,134,687	(34,804)
U.S. Treasury Long Bonds	29	September 2026	3,141,062	(83,432)
U.S. Treasury Ultra Bonds	384	September 2026	42,120,000	(1,774,792)
			$497,237,933	$(6,100,167)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	493	September 2026	$101,365,422	$334,389
U.S. Treasury 10-Year Notes	623	September 2026	67,284,000	924,457
U.S. Treasury 5-Year Notes	634	September 2026	67,189,141	625,490
			$235,838,563	$1,884,336
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Semiannually	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
6-month BBSW	Pay	4.53%	1/17/35	AUD	10,000	$357	$(584)	$(227)

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value^
Morgan Stanley	BZDIOVRA	Pay	12.98%	1/2/31	BRL	140,000,000	$(1,633,455)
Morgan Stanley	BZDIOVRA	Pay	13.43%	1/2/31	BRL	90,000,000	(607,551)
							$(2,241,006)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
AUD	–	Australian Dollar
BAM	–	Build America Mutual Assurance Corp.
BBSW	–	Bank Bill Swap Rates
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CAD	–	Canadian Dollar
CNY	–	Chinese Yuan
COP	–	Colombian Peso
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IDR	–	Indonesian Rupiah
JPY	–	Japanese Yen
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

UMBS	–	Uniform Mortgage-Backed Securities

USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $869,998,718, which represented 46.2% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(4)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $9,983,991.
(6)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$609,042,280	—
Sovereign Governments and Agencies	—	315,062,315	—
Collateralized Mortgage Obligations	—	206,914,888	—
Asset-Backed Securities	—	205,452,332	—
U.S. Government Agency Mortgage-Backed Securities	—	169,038,241	—
Convertible Preferred Securities	—	148,498,353	—
Preferred Securities	—	61,557,375	—
Commercial Mortgage-Backed Securities	—	45,067,324	—
Bank Loan Obligations	—	23,183,908	—
U.S. Treasury Securities	—	20,781,981	—
Municipal Securities	—	10,928,941	—
Short-Term Investments	$806,485	92,271,507	—
	$806,485	$1,907,799,445	—
Other Financial Instruments
Futures Contracts	$1,884,336	$97,825	—
Forward Foreign Currency Exchange Contracts	—	993,550	—
	$1,884,336	$1,091,375	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,893,028	$4,304,964	—
Swap Agreements	—	2,241,233	—
Forward Foreign Currency Exchange Contracts	—	1,801,036	—
	$1,893,028	$8,347,233	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.